STATEMENTS OF OPERATIONS (USD $)	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
TRADING PROFIT (LOSS):
Realized, net	$ 84,320,010		$ (12,985,638)		$ 99,005,031
Change in unrealized, net	19,691,885		(12,556,280)		(4,178,895)
Brokerage commissions	(1,310,913)		(1,658,223)		(1,079,201)
Total trading profit (loss), net	102,700,982		(27,200,141)		93,746,935
INVESTMENT INCOME (EXPENSE):
Interest, net	(370,405)		(268,920)		14,326
EXPENSES:
Management fee	21,013,843		22,799,470		20,733,371
Sponsor fee	15,912,263		17,137,471		13,783,782
Performance fee	6,385,339		519		14,143,666
Other	2,145,799		2,111,326		1,536,998
Total expenses	45,457,244		42,048,786		50,197,817
NET INVESTMENT INCOME (LOSS)	(45,827,649)		(42,317,706)		(50,183,491)
NET INCOME (LOSS)	56,873,333		(69,517,847)		43,563,444
Class A
EXPENSES:
NET INCOME (LOSS)	8,838,824		(11,666,559)		5,916,349
NET INCOME (LOSS) PER UNIT:
Weighted average number of Units outstanding (in units)	98,692,610		112,525,532		85,306,244
Net income (loss) per weighted average Unit (in dollars per unit)	$ 0.0896		$ (0.1037)		$ 0.0694
Class C
EXPENSES:
NET INCOME (LOSS)	20,855,066		(37,852,175)		12,996,341
NET INCOME (LOSS) PER UNIT:
Weighted average number of Units outstanding (in units)	320,078,129		338,215,096		265,133,320
Net income (loss) per weighted average Unit (in dollars per unit)	$ 0.0652		$ (0.1119)		$ 0.0490
Class D
EXPENSES:
NET INCOME (LOSS)	11,338,552		(7,589,299)		8,820,611
NET INCOME (LOSS) PER UNIT:
Weighted average number of Units outstanding (in units)	79,113,900		97,233,575		92,583,109
Net income (loss) per weighted average Unit (in dollars per unit)	$ 0.1433		$ (0.0781)		$ 0.0953
Class I
EXPENSES:
NET INCOME (LOSS)	5,064,476		(5,289,965)		3,333,224
NET INCOME (LOSS) PER UNIT:
Weighted average number of Units outstanding (in units)	50,548,810		53,305,559		44,020,921
Net income (loss) per weighted average Unit (in dollars per unit)	$ 0.1002		$ (0.0992)		$ 0.0757
Class DS
EXPENSES:
NET INCOME (LOSS)	4,851,535		(6,017,214)		9,917,495
NET INCOME (LOSS) PER UNIT:
Weighted average number of Units outstanding (in units)	41,616,725		72,728,392		103,988,669
Net income (loss) per weighted average Unit (in dollars per unit)	$ 0.1166		$ (0.0827)		$ 0.0954
Class DT
EXPENSES:
NET INCOME (LOSS)	1,442,581		(1,252,467)		2,578,630
NET INCOME (LOSS) PER UNIT:
Weighted average number of Units outstanding (in units)	10,750,384		16,327,295		22,748,773
Net income (loss) per weighted average Unit (in dollars per unit)	$ 0.1342		$ (0.0767)		$ 0.1134
Class M
EXPENSES:
NET INCOME (LOSS)	3,048,165	[1]	149,832	[1]
NET INCOME (LOSS) PER UNIT:
Weighted average number of Units outstanding (in units)	45,571,438	[2]	9,121,131	[2]
Net income (loss) per weighted average Unit (in dollars per unit)	$ 0.0669	[2]	$ 0.0164	[2]
Class F
EXPENSES:
NET INCOME (LOSS)	612,511	[3]
NET INCOME (LOSS) PER UNIT:
Weighted average number of Units outstanding (in units)	45,094,466	[4]
Net income (loss) per weighted average Unit (in dollars per unit)	$ 0.0136	[4]
Class F1
EXPENSES:
NET INCOME (LOSS)	$ 821,623	[5]
NET INCOME (LOSS) PER UNIT:
Weighted average number of Units outstanding (in units)	32,348,368	[6]
Net income (loss) per weighted average Unit (in dollars per unit)	$ 0.0254	[6]

[1]	Units issued on March 1, 2012
[2]	Units issued on March 1, 2012 (Presentation of weighted average units outstanding and net income (loss) per weighted average units for this share class for 2012 is for the period March 1, 2012 to December 31, 2012).
[3]	Units issued on May 16, 2013.
[4]	Units issued on May 16, 2013 (Presentation of weighted average units outstanding and net income (loss) per weighted average units for this share class for 2013 is for the period May 16, 2013 to December 31, 2013).
[5]	Units issued on June 1, 2013.
[6]	Units issued on June 1, 2013 (Presentation of weighted average units outstanding and net income (loss) per weighted average units for this share class for 2013 is for the period June 1, 2013 to December 31, 2013).